Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Revenue Adjusted EBITDA and EBITDA

Segment information for the years ended December 31, 2025, 2024 and 2023 presented below.

For the year ended December 31, 2025 (in thousands of U.S. dollars)	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	482,861	249,559	130,039	—	—	862,459
Intersegment revenue	1,622	—	—	—	(1,622)	—
Total segment revenue	484,483	249,559	130,039	—	(1,622)	862,459
Adjusted EBITDA	88,169	1,871	3,641	(86,860)	—	6,821
Share-based compensation expense	(1,950)	(1,333)	(1,726)	(8,252)	—	(13,261)
Restructuring costs(1)	(954)	(1,896)	(42)	(2,043)	—	(4,935)
Strategic review of Greater China business(2)	—	—	(7,547)	—	—	(7,547)
Closure of production facility(3)	846	—	—	—	—	846
Non-controlling interests	—	—	(344)	—	—	(344)
EBITDA	86,111	(1,358)	(6,018)	(97,155)	—	(18,420)
Finance income	—	—	—	—	—	9,944
Finance expenses	—	—	—	—	—	(87,132)
Depreciation and amortization	—	—	—	—	—	(49,310)
Loss before tax	—	—	—	—	—	(144,918)

For the year ended December 31, 2024 (in thousands of U.S. dollars)	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	434,263	274,455	114,948	—	—	823,666
Intersegment revenue	6,429	—	—	—	(6,429)	—
Total segment revenue	440,692	274,455	114,948	—	(6,429)	823,666
Adjusted EBITDA	56,128	5,298	(1,645)	(95,106)	—	(35,325)
Share-based compensation expense	(1,985)	656	(2,101)	(10,168)	—	(13,598)
Restructuring costs(1)	(2,410)	(1,222)	(1,940)	(2,600)	—	(8,172)
Asset impairment charges and other costs related to closure of production facility(3)	(42,110)	—	—	—	—	(42,110)
Asset impairment charges and other costs related to discontinued construction of production facilities(4)	(2,875)	3,283	(25,068)	—	—	(24,660)
New product launch issue(5)	—	(11,998)	—	—	—	(11,998)
Non-controlling interests	—	—	(323)	—	—	(323)
EBITDA	6,748	(3,983)	(31,077)	(107,874)	—	(136,186)
Finance income	—	—	—	—	—	57,758
Finance expenses	—	—	—	—	—	(70,179)
Depreciation and amortization	—	—	—	—	—	(49,966)
Loss before tax	—	—	—	—	—	(198,573)

For the year ended December 31, 2023 (in thousands of U.S. dollars)	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	408,410	250,264	124,674	—	—	783,348
Intersegment revenue	25,601	—	181	—	(25,782)	—
Total segment revenue	434,011	250,264	124,855	—	(25,782)	783,348
Adjusted EBITDA	28,377	(31,910)	(57,543)	(96,485)	—	(157,561)
Share-based compensation expense	(2,378)	(3,820)	(4,608)	(10,640)	—	(21,446)
Restructuring costs(1)	(1,382)	(3,062)	(2,675)	(7,641)	—	(14,760)
Asset impairment charges and other costs related to discontinued construction of production facilities(4)	(158,551)	(43,009)	—	—	—	(201,560)
Costs related to the YYF Transaction(6)	—	(375)	—	—	—	(375)
Legal settlement(7)	—	—	—	(9,250)	—	(9,250)
Non-controlling interests	—	—	(186)	—	—	(186)
EBITDA	(133,934)	(82,176)	(65,012)	(124,016)	—	(405,138)
Finance income	—	—	—	—	—	117,876
Finance expenses	—	—	—	—	—	(69,029)
Depreciation and amortization	—	—	—	—	—	(51,874)
Loss before tax	—	—	—	—	—	(408,165)

* Corporate consists of general costs not allocated to the segments.

** Eliminations in 2025, 2024 and 2023 primarily refer to intersegment revenue for sales of products from Europe & International to Greater China.

(1)
Relates primarily to severance costs as the Group adjusts its organizational structure.
(2)
Relates to costs for the strategic review of the Greater China segment, mainly consisting of cost for external consultants.
(3)
Relates to costs for the closure of the Group’s production facility in Singapore.
(4)
Relates primarily to non-cash impairments related to discontinued construction of the Group’s production facility in Peterborough, UK, reversal of previously recognized non-cash impairments related to discontinued construction of the Group’s production facility in Dallas-Fort Worth, Texas, and non-cash impairments related to discontinued construction of the Group’s second production facility in China (Asia III).
(5)
Expenses related to a new product launch issue.
(6)
Relates to the Ya YA Foods USA LLC transaction (the “YYF Transaction”).
(7)
Relates to U.S. securities class action litigation settlement expenses. See Note 32 “Commitments and contingencies” for further details.

Summary of Non-current Assets by Country

Non-current assets for this purpose consist of property, plant and equipment and right-of-use assets:

	2025	2024
Sweden	127,151	114,764
China	92,694	103,791
US	79,455	88,983
The Netherlands	32,002	29,349
Other	1,293	2,867
Total	332,595	339,754

Summary of Revenue from external customers

5.3. Revenue from external customers, broken down by location of the customers

The Group is domiciled in Sweden. The amount of its revenue from external customers, broken down by location of the customers, is shown in the table below.

	2025	2024	2023
US	244,128	269,541	247,049
UK	139,243	135,550	136,241
Germany	134,596	120,068	104,854
China	128,815	113,789	119,507
Sweden	48,575	45,812	47,273
The Netherlands	28,625	26,507	26,921
Finland	18,350	20,589	22,178
Switzerland	17,077	14,044	7,933
Other	103,050	77,766	71,392
Total	862,459	823,666	783,348

There are no countries that individually make up greater than 10% of total revenue included in “Other”.

5.4. Revenue from external customers, broken down by channel and segment

Revenue from external customers, broken down by channel and segment, is shown in the table below.

Year Ended December 31, 2025	Europe & International	North America	Greater China	Total
Retail	382,505	150,213	28,791	561,509
Foodservice	97,112	98,036	87,732	282,880
Other	3,244	1,310	13,516	18,070
Total	482,861	249,559	130,039	862,459

Year Ended December 31, 2024	Europe & International	North America	Greater China	Total
Retail	351,818	140,842	11,499	504,159
Foodservice	80,261	125,639	83,343	289,243
Other	2,184	7,974	20,106	30,264
Total	434,263	274,455	114,948	823,666

Year Ended December 31, 2023	Europe & International	North America	Greater China	Total
Retail	331,993	127,700	18,801	478,494
Foodservice	72,908	116,832	81,049	270,789
Other	3,509	5,732	24,824	34,065
Total	408,410	250,264	124,674	783,348

Summary of Revenue from external customers, broken down by channel and segment

5.4. Revenue from external customers, broken down by channel and segment

Revenue from external customers, broken down by channel and segment, is shown in the table below.

Year Ended December 31, 2025	Europe & International	North America	Greater China	Total
Retail	382,505	150,213	28,791	561,509
Foodservice	97,112	98,036	87,732	282,880
Other	3,244	1,310	13,516	18,070
Total	482,861	249,559	130,039	862,459

Year Ended December 31, 2024	Europe & International	North America	Greater China	Total
Retail	351,818	140,842	11,499	504,159
Foodservice	80,261	125,639	83,343	289,243
Other	2,184	7,974	20,106	30,264
Total	434,263	274,455	114,948	823,666

Year Ended December 31, 2023	Europe & International	North America	Greater China	Total
Retail	331,993	127,700	18,801	478,494
Foodservice	72,908	116,832	81,049	270,789
Other	3,509	5,732	24,824	34,065
Total	408,410	250,264	124,674	783,348